Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 427,383,003	$ 176,957,128	$ 62,377,390
Cost of revenues – related parties		(131,136,988)	(95,904,220)	(35,923,151)
Cost of revenues – third parties		(199,908,574)	(59,154,996)	(9,823,709)
Cost of revenues		(331,045,562)	(155,059,216)	(45,740,860)
Gross profit		96,337,441	21,897,912	16,636,530
Operating expenses
Selling and marketing expenses		(5,923,870)	(1,625,724)	(17,573)
General and administrative expenses		(31,376,223)	(11,412,152)	(4,632,009)
Total operating expenses		(37,300,093)	(13,037,876)	(4,649,582)
Income from operations		59,037,348	8,860,036	11,986,948
Other (expenses) income
Interest expenses, net		(3,318,705)	(3,264,646)	(3,261,459)
Other (expenses) income, net		(1,854,076)	586,167	1,163,666
Changes in fair value of contingent consideration payable		(1,341,794)	35,100,000
Total other (expenses) income, net		(6,514,575)	32,421,521	(2,097,793)
Income before income taxes		52,522,773	41,281,557	9,889,155
Income tax expenses		(15,370,241)	(781,238)
Net income		37,152,532	40,500,319	9,889,155
Less: net loss attributable to noncontrolling interests		(2,507,366)	(113,851)
Net income attributable to TOYO Co., Ltd.’s shareholders		39,659,898	40,614,170	9,889,155
Other comprehensive loss
Foreign currency translation adjustment		(2,009,848)	(2,689,595)	(3,200,853)
Comprehensive income		35,142,684	37,810,724	6,688,302
Less: net loss attributable to noncontrolling interests		(2,507,366)	(113,851)
Comprehensive income attributable to TOYO Co., Ltd.’s shareholders		$ 37,650,050	$ 37,924,575	$ 6,688,302
Weighted average number of ordinary share outstanding– basic (in Shares)	[1]	30,099,569	30,751,424	41,000,000
Earnings per share – basic (in Dollars per share)	[1]	$ 1.14	$ 1.09	$ 0.24
Weighted average number of ordinary share outstanding– diluted (in Shares)	[1]	30,333,876	30,751,424	41,000,000
Earnings per share – diluted (in Dollars per share)	[1]	$ 1.13	$ 1.09	$ 0.24
Related Parties
Revenues		$ 171,090,197	$ 127,271,262	$ 61,504,724
Third Parties
Revenues		$ 256,292,806	$ 49,685,866	$ 872,666

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).